Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Agency Shares Prospectus | Dreyfus Institutional Reserves Money Fund | Agency Shares
Risk/Return:
Trading Symbol	DRGXX
Agency Shares Prospectus | Dreyfus Institutional Reserves Treasury Fund | Agency Shares
Risk/Return:
Trading Symbol	DGYXX
Classic Shares Prospectus | Dreyfus Institutional Reserves Money Fund | Classic Shares
Risk/Return:
Trading Symbol	DLSXX
Classic Shares Prospectus | Dreyfus Institutional Reserves Treasury Fund | Classic Shares
Risk/Return:
Trading Symbol	DSSXX
Hamilton Shares Prospectus | Dreyfus Institutional Reserves Money Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DSHXX
Hamilton Shares Prospectus | Dreyfus Institutional Reserves Treasury Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Reserves Treasury Prime Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DHMXX
Institutional Shares Prospectus | Dreyfus Institutional Reserves Money Fund | Institutional Shares
Risk/Return:
Trading Symbol	DSVXX
Institutional Shares Prospectus | Dreyfus Institutional Reserves Treasury Fund | Institutional Shares
Risk/Return:
Trading Symbol	DNSXX
Institutional Shares Prospectus | Dreyfus Institutional Reserves Treasury Prime Fund | Institutional Shares
Risk/Return:
Trading Symbol	DUPXX
Premier Shares Prospectus | Dreyfus Institutional Reserves Money Fund | Premier Shares
Risk/Return:
Trading Symbol	DERXX
Premier Shares Prospectus | Dreyfus Institutional Reserves Treasury Fund | Premier Shares
Risk/Return:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Reserves Treasury Prime Fund | Premier Shares
Risk/Return:
Trading Symbol	DMEXX